Related Party Transactions (Details) € in Millions, £ in Millions, $ in Millions			12 Months Ended
	Apr. 17, 2020 USD ($) shares	Aug. 28, 2019 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 17, 2020 EUR (€)	Aug. 28, 2019 EUR (€)	Aug. 28, 2019 GBP (£)
Convertible Debt
Related Party Transaction [Line Items]
Convertible notes, face amount	$ 18.4	$ 18.4			€ 15.0	€ 15.0
Convertible B preferred stock
Related Party Transaction [Line Items]
Conversion of notes into B convertible preferred shares (in shares) | shares	1,723,263	710,621
Tapestry Networks, Inc. | Professional Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party | $			$ 0.1	$ 0.2
Tapestry Networks, Inc. | Convertible Debt
Related Party Transaction [Line Items]
Convertible notes, face amount		$ 7.6					£ 6.2